Basis of Accounting	9 Months Ended
Sep. 30, 2022
Disclosure Of Interim Financial Reporting Text Block Abstract
Basis of accounting
2.	Basis of accounting

These unaudited condensed consolidated interim financial statements (“consolidated interim financial statements”) were prepared in accordance with IAS 34, Interim Financial Reporting, using accounting policies consistent with those used by the Company in preparing the annual consolidated financial statements as at and for the year ended December 31, 2021 and should be read in conjunction with the Company’s annual consolidated financial statements as at and for the year ended December 31, 2021. They do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last annual financial statements. These interim financial statements were authorized for issue by the Company’s board of directors on November 14, 2022.